Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2011
Organization and Basis of Presentation

1. Organization and Basis of Presentation

Penn Virginia Resource Partners, L.P. is a publicly traded Delaware master limited partnership, the limited partner units representing limited partner interests which are listed on the New York Stock Exchange (“NYSE”) under ticker symbol “PVR.” As used in these Notes to Consolidated Financial Statements, the “Partnership,” “PVR,” “we,” “us” or “our” mean Penn Virginia Resource Partners, L.P. and, where the context requires, includes our subsidiaries.

We are principally engaged in the gathering and processing of natural gas and the management of coal and natural resource properties in the United States. We currently conduct operations in three business segments: (i) Eastern Midstream, (ii) Midcontinent Midstream and (iii) Coal and Natural Resource Management, which are as follows:

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Eastern Midstream — Our Eastern Midstream segment is engaged in providing natural gas gathering, transportation and other related services in Pennsylvania. In addition, we own member interests in a joint venture that transports fresh water to natural gas producers.

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Midcontinent Midstream — Our Midcontinent Midstream segment is engaged in providing natural gas processing, gathering services, and other related services. In addition, we own member interests in joint ventures that gather and transport natural gas. These processing and gathering systems are located primarily in Oklahoma and Texas.

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Coal and Natural Resource Management — Our Coal and Natural Resource Management segment primarily involves the management and leasing of coal properties and the subsequent collection of royalties. We also earn revenues from other land management activities, such as selling standing timber, leasing coal-related infrastructure facilities and collecting oil and gas royalties.

On September 21, 2010, we entered into an Agreement and Plan of Merger (the “Merger Agreement”) by and among PVR, Penn Virginia Resource GP, LLC (“PVR GP”), Penn Virginia GP Holdings, L.P. (“PVG”), PVG GP LLC (“PVG GP”) and PVR Radnor, LLC (“Merger Sub”), a wholly owned subsidiary of PVR. The Merger Agreement received final approval by PVR unitholders on February 16, 2011 and PVG unitholders on March 9, 2011. Pursuant to the Merger Agreement, PVG and PVG GP were merged into Merger Sub, with Merger Sub as the surviving entity (the “Merger”). Merger Sub was subsequently merged into PVR GP, with PVR GP being the surviving entity as a subsidiary of PVR. In the transaction, PVG unitholders received consideration of 0.98 PVR common units for each PVG common unit, representing aggregate consideration of approximately 38.3 million PVR common units. Pursuant to the Merger Agreement and the Fourth Amended and Restated Agreement of Limited Partnership of PVR, the incentive distribution rights held by PVR’s general partner were extinguished, the 2.0% general partner interest in PVR held by PVR’s general partner was converted into a noneconomic management interest and approximately 19.6 million PVR common units owned by PVG were cancelled. The Merger closed on March 10, 2011. After the effective date of the Merger and related transactions, the separate existence of each of PVG, PVG GP and Merger Sub ceased, and PVR GP survives as a wholly-owned subsidiary of PVR.

Historically, PVG’s ownership of PVR’s general partner gave it control of PVR. During the periods that PVG controlled PVR (prior to March 10, 2011), PVG had no substantial assets or liabilities other than those of PVR. PVG’s consolidated financial statements included noncontrolling owners’ interest of consolidated subsidiaries, which reflected the proportion of PVR common units owned by PVR’s unitholders other than PVG. These amounts are reflected in the historical financial balances presented up to consummation of the Merger.

PVG is considered the surviving consolidated entity for accounting purposes, while PVR is the surviving consolidated entity for legal and reporting purposes. The Merger was accounted for as an equity transaction. Therefore, the changes in ownership interests as a result of the Merger did not result in gain or loss recognition.

After the Merger, the board of directors of PVR’s general partner, PVR GP, consisted of nine members, six of whom were existing members of the PVR GP board of directors before the Merger and three of whom were the three existing members of the conflicts committee of the board of directors of PVG GP prior to the Merger. On June 22, 2011, PVR held its annual unitholder meeting and all nine directors were reelected to serve on the PVR GP board until PVR’s 2012 annual unitholder meeting.

For the years ended December 31, 2011 and 2010, we incurred $6.6 million and $4.6 million of direct costs associated with the Merger. The aggregate costs of $11.2 million were charged to partners’ capital upon the effective date of the Merger in 2011. At December 31, 2010, the $4.6 million of costs incurred at that time were included in other long-term assets on the consolidated balance sheet, and were transferred to partners’ capital upon the effective date of the merger. Cumulative costs incurred and paid for the years ended December 31, 2011 and 2010 are reported under the caption “Cash paid for merger” in the financing activities section of the consolidated statement of cash flows.

The following diagrams depict the ownership structure of PVR and PVG before and after the Merger:

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These financial statements were originally the financial statements of PVG prior to the effective date of the Merger. The Merger was accounted for in accordance with consolidation accounting standards for changes in a parent’s ownership interest in a subsidiary. Under these accounting standards, the exchange of PVG common units for PVR common units was accounted for as a PVG equity issuance and PVG was the surviving entity for accounting purposes. Although PVG was the surviving entity for accounting purposes,

PVR is the surviving entity for legal and reporting purposes; consequently, the name on these financial statements was changed from “Penn Virginia GP Holdings, L.P.” to “Penn Virginia Resource Partners, L.P.”

The reconciliation of PVR’s net income, as historically reported, to the net income reported in these financial statements is as follows (in thousands):

	Year Ended December 31,
	2010	2009
Net income, as previously reported	$68,458	$65,215
Adjustments:
General and administrative expense (a)	(4,314)	(2,377)
Interest income	43	73

Net income	$64,187	$62,911

(a)	PVG incurred general and administrative expenses primarily related to audit fees, board of director fees, insurance and SEC filing expenses.

Pursuant to the Merger, PVG’s unitholders received 0.98 of a PVR common unit for each PVG common unit they owned, or approximately 38.3 million of PVR common units in the aggregate, in exchange for all outstanding PVG common units. Also pursuant to the Merger, approximately 19.6 million PVR common units that were held by PVG were cancelled. As a result, PVR’s common units outstanding increased from 52.3 million to 71.0 million. However, for historical reporting purposes, the impact of this change was accounted for as a reverse unit split of 0.98 to 1.0. Therefore, since PVG was the surviving entity for accounting purposes, the weighted average common units outstanding used for basic and diluted earnings per unit calculations are PVG’s historical weighted average common units outstanding adjusted for the retrospective application of the reverse unit split. Amounts reflecting historical PVG common unit and per common unit amounts included in this report have been restated for the reverse unit split.

Our Consolidated Financial Statements include the accounts of PVR and all of our wholly owned subsidiaries. Investments in non-controlled entities over which we exercise significant influence are accounted for using the equity method. Intercompany balances and transactions have been eliminated in consolidation. Our Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America. These statements involve the use of estimates and judgments where appropriate. In the opinion of management, all adjustments, consisting of normal recurring accruals, considered necessary for a fair presentation of our Consolidated Financial Statements have been included.

Management has evaluated all activities of PVR through the date upon which our Consolidated Financial Statements were issued and concluded that while no subsequent events have occurred that would require recognition in the Consolidated Financial Statements, disclosure is required in the Notes to the Consolidated Financial Statements.

All dollar and unit amounts presented in the tables to these Notes are in thousands unless otherwise indicated.